Earnings Per Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reconciliation of the numerators and denominators of the basic and diluted earnings per share computations
Net (loss) income	$ (360,536)	$ 84,203	$ 96,008	$ (555,664)	$ 121,161	$ 124,569	$ 142,591	$ 148,885	$ (735,989)	$ 537,206	$ 527,244
Basic (loss) earnings per share:
(Loss) income available to common stockholders									(735,989)	537,206	527,244
(Loss) income available to common stockholders, Average Shares									494,629,000	493,033,000	488,908,000
(Loss) income available to common stockholders, Per Share Amount	$ (0.73)	$ 0.17	$ 0.19	$ (1.13)	$ 0.25	$ 0.25	$ 0.29	$ 0.30	$ (1.49)	$ 1.09	$ 1.08
Effect of dilutive common stock equivalents, Shares										1,281,000	2,388,000
Diluted (loss) earnings per share:
(Loss) income available to common stockholders									$ (735,989)	$ 537,206	$ 527,244
(Loss) income available to common stockholders, Shares									494,629,000	494,314,000	491,296,000
(Loss) income available to common stockholders, Per Share Amount	$ (0.73)	$ 0.17	$ 0.19	$ (1.13)	$ 0.25	$ 0.25	$ 0.29	$ 0.30	$ (1.49)	$ 1.09	$ 1.07
Earnings Per Share (Textual) [Abstract]
Antidilutive securities excluded from computation of earnings per share									26,833,269	16,160,000	7,007,500